Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about shares, activity [Table Text Block]
	Year ended Dec. 31, 2022		Year ended Dec. 31, 2021
	Common shares	Amount	Common shares	Amount
Balance, beginning of year	261,598,312	$1,778,848	261,272,151	$1,777,340
Exercise of options	421,545	1,926	326,161	1,508
Balance, end of year	262,019,857	$1,780,774	261,598,312	$1,778,848